Schedule of significant components of the provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)
Deferred Income Tax Expense (Benefit)
Income Tax Expense (Benefit)